--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2000
(UNAUDITED)
================================================================================

                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
    Amount                                                                        Date     Yield       (Note 1)    Moody's  & Poor's
    ------                                                                        ----     -----        ------     -------  --------
Put Bonds (b) (8.67%)
------------------------------------------------------------------------------------------------------------------------------------
$ 8,000,000   Connecticut State Special Assessment Unemployment Compensation
              Advance Fund RB - Series 1993C
              Insured by FGIC                                                   07/01/01   4.35%   $    8,000,000   VMIG-1    A1+
  3,000,000   Ingham & Eaton Counties, MI (Holt Public Schools) - Series B      03/01/01   4.30         3,000,000             A1+
  2,680,000   Vermont Educational & Health Building Finance Agency
              (Middlebury College)                                              05/01/01   4.35         2,680,000             A1+
  5,000,000   Vermont Educational & Health Building Finance Agency
              (Middlebury College)                                              11/01/01   4.40         5,000,000             A1+
-----------                                                                                        --------------
 18,680,000   Total Put Bonds                                                                          18,680,000
-----------                                                                                        --------------
Tax Exempt Commercial Paper (15.59%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   City of San Antonio, TX Water System - Series 1995                02/08/01   4.35%   $    3,000,000     P1      A1
  5,000,000   Dallas Area Rapid Transit Authority
              LOC Westdeutches Ladesbank/Bayerische Landesbank                  01/17/01   4.15         5,000,000     P1      A1+
  1,700,000   Delaware County, PA IDA PCRB (Philadelphia Electric Co.)
              LOC Toronto Dominion                                              01/09/01   4.30         1,700,000     P1      A1+
  5,296,000   Harris County, TX - Series B                                      01/25/01   4.45         5,296,000     P1      A1+
  3,000,000   Houston, TX - Series C                                            01/11/01   4.25         3,000,000     P1      A1+
  5,000,000   Lee County, FL Hospital Board (Lee Memorial Hospital Project)     06/20/01   4.30         5,000,000   VMIG-1    A1+
  2,600,000   Omaha, NE Public Power District                                   02/08/01   4.35         2,600,000     P1      A1+
  3,000,000   State of Wisconsin GO - Series B                                  01/11/01   4.40         3,000,000     P1      A1+
  3,000,000   State of Wisconsin GO - Series 2000A                              02/21/01   4.30         3,000,000     P1      A1+
  2,000,000   York County, PA IDA PCRB (Philadelphia Electric Co.)
              LOC Toronto Dominion                                              01/09/01   4.30         2,000,000     P1      A1+
-----------                                                                                        --------------
 33,596,000   Total Tax Exempt Commercial Paper                                                        33,596,000
-----------                                                                                        --------------
Variable Rate Demand Instruments (c) (60.51%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,365,000   Bloomington, IL Normal Airport Authority - Series 1995A           01/01/13   5.05%   $    1,365,000   VMIG-1
  2,400,000   Carlton, WI PCRB (Wisconsin Power & Light) - Series B             09/01/05   4.85         2,400,000     P1      A1+
  3,650,000   City & County of Denver, CO Refunding MHRB
              (Cottonwood Creek Project)
              LOC General Electric Capital Corporation                          04/15/14   4.75         3,650,000             A1+
  2,000,000   Columbia, AL IDRB PCRB
              (Alabama Power Company Project) - Series A                        11/01/21   4.80         2,000,000   VMIG-1    A1+
  1,000,000   Commonwealth of Massachusetts
              (Central Artery Tunnel) - Series 2000                             12/01/30   5.10         1,000,000   VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
(UNAUDITED)
================================================================================

                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
    Amount                                                                        Date     Yield       (Note 1)    Moody's  & Poor's
    ------                                                                        ----     -----        ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,800,000   Cuyahoga County, OH HRB (Cleveland Clinic) - Series 1997C         01/01/16   5.05%   $    2,800,000   VMIG-1    A1+
  5,000,000   Dallas Area Rapid Transit (North Central Light)
              LOC Dexia CLF                                                     01/05/05   4.95         5,000,000   VMIG-1    A1+
    400,000   DeKalb County, GA Development Authority IDRB (Pet Inc. Project)
              LOC Credit Suisse First Boston                                    02/01/02   5.00           400,000     P1
    600,000   DeKalb County, GA Development Authority IDRB (Pet Inc. Project)
              LOC Credit Suisse First Boston                                    02/01/04   5.00           600,000     P1
  7,150,000   DeKalb County, GA Housing Authority
              LOC Bank of Montreal                                              12/01/07   4.90         7,150,000             A1+
    700,000   Delaware Valley, PA Regional Finance Authority Local Government RB
              LOC Credit Suisse First Boston                                    12/01/18   4.75           700,000   VMIG-1    A1+
  2,500,000   Duluth, MN EDA Health Care (Miller-Dwan Medical Center Project)
              LOC Dexia CLF                                                     06/01/19   5.00         2,500,000             A1+
 10,000,000   Emmaus, PA General Authority Local Government
              (Pool Project) - Series C16
              LOC KBC Bank                                                      03/01/24   5.00        10,000,000             A1
  6,400,000   Emmaus, PA General Authority Local Government
              (Pool Project) - Series F15
              LOC KBC Bank                                                      03/01/24   5.00         6,400,000             A1
  4,000,000   Fulton County, GA Housing Authority MHRB
              (Greehouse Holcomb Project)
              Collateralized by Federal National Mortgage Association           04/01/30   4.90         4,000,000             A1+
  2,200,000   Greystone RB Certificate
              (Variable Senior Certificates of Beneficial Ownership)
              LOC Credit Suisse First Boston                                    05/01/28   5.08         2,200,000   VMIG-1    A1+
  3,200,000   Harris County, TX IDRB (Baytank Houston Inc. Project)
              LOC Rabobank Nederlands                                           02/01/20   4.95         3,200,000             A1+
  5,000,000   Harris County, TX Health Facility Development Authority
              (Texas Children's Hospital)
              Insured by MBIA Insurance Corp.                                   10/01/29   5.00         5,000,000   VMIG-1    A1+
  3,600,000   Illinois Development Finance Authority RB
              (Glenwood School for Boys)
              LOC Harris Trust & Savings Bank                                   02/01/33   4.95         3,600,000             A1+
  3,300,000   Illinois Educational Facilities Authority
              (Chicago Children's Museum) - Series 1994
              LOC National Bank of Detroit                                      02/01/28   5.00         3,300,000   VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                         Maturity               Value               Standard
    Amount                                                                         Date     Yield      (Note 1)    Moody's  & Poor's
    ------                                                                         ----     -----       ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Illionois Educational Facilities Authority RB
              (Illinois Institute of Technology)
              LOC Harris Trust & Savings Bank                                    12/01/30   4.95%   $   3,000,000    VMIG-1    A1+
  7,900,000   Illinois HEFA (Northwestern Memorial Hospital)                     08/15/25   4.85        7,900,000    VMIG-1    A1+
  2,570,000   Illinois HEFA RB (Rush-Presbyterian St. Luke's)
              LOC Northern Trust Bank                                            11/15/06   4.90        2,570,000    VMIG-1    A1+
  2,300,000   Indiana HEFA (Rehabilitation Hospital of Indiana)
              LOC National Bank of Detroit                                       11/01/20   4.70        2,300,000    VMIG-1
  1,300,000   Iowa Finance Authority RB (Burlington Medical Center)
              LOC Dexia CLF                                                      06/01/27   5.05        1,300,000              A1
  4,000,000   Iowa Higher Educational Loan Authority RB
              (Private College Facility - Warbug)
              LOC Allied Irish Bank                                              03/01/30   5.05        4,000,000    VMIG-1
  2,945,000   Kansas State Development Authority (Village Shalom Obligation)
              LOC LaSalle National Bank                                          11/15/28   5.00        2,945,000              A1+
  1,970,000   Kentucky EDFA (Pooled Hospital Loan Program)
              Insured by Capital Reinsurance                                     08/01/18   5.00        1,970,000              A1+
    695,000   Lancaster, PA Higher Education Authority RB
              (Franklin & Marshall College)
              LOC Chase Manhattan Bank, N.A.                                     04/15/27   4.94          695,000    VMIG-1    A1
  6,680,000   Lisle, IL MHRB
              Collateralized by Federal National Mortgage Association            09/15/26   4.90        6,680,000              A1+
  4,000,000   Michigan Strategic Fund (Consumers Power Company) - Series 1988
              Insured by AMBAC Indemnity Corp.                                   04/15/18   5.00        4,000,000    VMIG-1
  2,560,000   Missouri Health & Education Facilities (Washington University)     09/01/10   4.95        2,560,000    VMIG-1    A1+
  3,400,000   Missouri Health & Education Facilities RB (Saint Louis University) 10/01/24   5.05        3,400,000    VMIG-1    A1+
  4,420,000   Montgomery County, MD Housing Opportunities Commission MHRB
              (Oakwood-Gainesburg)
              Guaranteed by Federal Home Loan Mortgage Corporation               11/01/07   4.85        4,420,000              A1+
  1,300,000   Ohio State Air Quality Develoment Authority PCR
              (Cincinnati Gas & Electric)
              LOC Morgan Guaranty Trust Company                                  12/01/15   4.90        1,300,000              A1+
  1,500,000   Oklahoma State Industrial Authority (Integris Baptist Group)
              Insured by MBIA Insurance Corp.                                    08/15/29   5.00        1,500,000    VMIG-1    A1+
  1,800,000   Pennsylvania State Turnpike Commission                             06/01/28   5.00        1,800,000    VMIG-1    A1+
  1,100,000   Philadelphia, PA Water & Waste RB
              Insured by AMBAC Indemnity Corp.                                   08/01/27   4.70        1,100,000    VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
(UNAUDITED)
================================================================================

                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
    Amount                                                                        Date     Yield       (Note 1)    Moody's  & Poor's
    ------                                                                        ----     -----        ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Raleigh Durham, NC Airport Authority
              (American Airlines) - Series 1995B
              LOC Bank of America                                               11/01/15   5.00%   $    3,000,000              A1+
     900,000  Reading, PA (York County General Authority)
              Insured by AMBAC Indemnity Corp.                                  09/01/26   4.80           900,000              A1+
   1,700,000  Roanoke, VA IDA HRB (Carilion Health Systems)                     07/01/27   5.00         1,700,000   VMIG-1     A1+
   1,200,000  Salt Lake County, UT PCR Refunding RB
              (Service Station Holdings - BP)                                   02/01/08   5.00         1,200,000     P1       A1+
   2,890,000  Sarpy County, NE Hospital Authority #1 Health Facilities RB
              (Immanuel Hospital) - Series B
              LOC LaSalle National Bank                                         07/01/30   5.05         2,890,000              A1+
------------                                                                                       --------------
 130,395,000  Total Variable Rate Demand Instruments                                                  130,395,000
------------                                                                                       --------------
Other Tax Exempt Investments (14.65%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Kentucky Asset/Liability Commission Fund TRAN - Series B          06/27/01   4.28%   $    3,009,395    MIG-1    SP-1+
   2,000,000  Kentucky Interlocal School TRAN                                   06/29/01   4.34         2,005,601             SP-1+
   3,000,000  Larimer County, CO Poudre School District R-1 TAN                 06/29/01   4.01         3,002,836   VMIG-1
   3,000,000  Massachusetts State BAN                                           09/06/01   4.30         3,013,529    MIG-1
   1,500,000  Michigan Municipal Bond Authority RB - Series 2000B-1             07/02/01   4.29         1,504,632             SP-1+
   1,000,000  New Hampshire HEFA RAN (Little Hospital) - Series E
              LOC LaSalle National Bank                                         05/17/01   4.74         1,002,467             SP-1+
   2,000,000  Ohio School Districts Cash Flow TAN                               06/29/01   4.41         2,006,347    MIG-1
   1,500,000  Saline, MI Area Schools - Series B                                05/03/01   4.35         1,500,000              A1+
   2,500,000  State of Oregon Housing & Community Services Mortgage RB          06/21/01   4.50         2,500,000    MIG-1
   3,000,000  State of Oregon Housing & Community Services Mortgage RB          11/28/01   4.40         3,000,000    MIG-1
   3,000,000  State of Texas TRAN                                               08/31/01   4.21         3,018,600    MIG-1    SP-1+
   3,000,000  Texas Association of School Board TAN - Series A                  08/31/01   4.28         3,007,998    MIG-1
   3,000,000  University of Cincinnati General Receipts BAN - Series AK1        12/21/01   4.14         3,006,934    MIG-1    SP-1+
------------                                                                                       --------------
  31,500,000  Total Other Tax Exempt Investments                                                       31,578,339
------------                                                                                       --------------
              Total Investments (99.42%) (Cost 214,249,339+)                                       $  214,249,339
              Cash and Other Assets, Net of Liabilities (0.58%)                                         1,252,579
                                                                                                   --------------
              Net Assets (100.00%) 215,522,528 Shares Outstanding (Note 3)                         $ 215,501,918
                                                                                                   =============
              Net Asset Value, offering and redemption price per share:                            $        1.00
                                                                                                   =============

              +    Aggregate cost for Federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================





FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  Maturity date indicated is the next put date.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN      =   Bond Anticipation Note                        IDRB     =   Industrial Development Authority Bond

     EDA      =   Economic Development Authority                LOC      =   Letter of Credit

     EDFA     =   Economic Development Finance Authority        MHRB     =   Multifamily Housing Revenue Bond

     FGIC     =   Financial Guaranty Insurance Co.              PCRB     =   Pollution Control Revenue Bond

     GO       =   General Obligations                           RAN      =   Revenue Anticipation Note

     HEFA     =   Health and Education Facilities Authority     RB       =   Revenue Bond

     HRB      =   Hospital Revenue Bond                         TAN      =   Tax Anticipation Note

     IDA      =   Industrial Development Authority              TRAN     =   Tax and Revenue Anticipation Note




















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2000
(UNAUDITED)
================================================================================






INVESTMENT INCOME

Interest income.............................................................................  $   4,787,597

Expenses (Note 2)...........................................................................  (     458,840)
                                                                                               ------------
Net investment income.......................................................................      4,328,757



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................            -0-
                                                                                              -------------
Net increase in net assets from operations..................................................  $   4,328,757
                                                                                              =============


























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                                                         Six Months
                                                                            Ended                    Year
                                                                      December 31, 2000             Ended
                                                                         (Unaudited)            June 30, 2000
                                                                          ---------             -------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income............................................   $     4,328,757         $     6,813,845
   Net realized gain (loss) on investments..........................               -0-         (        15,960)
                                                                       ---------------         ---------------
   Net increase in net assets from operations.......................         4,328,757               6,797,885
Dividends to shareholders from net investment income................   (     4,328,757)        (     6,813,845)
Net increase (decrease) from capital share transactions (Note 3)....         7,331,380              18,650,674
                                                                       ---------------         ---------------
       Total increase (decrease) in net assets......................         7,331,380              18,634,714
Net assets:
   Beginning of period..............................................       208,170,538             189,535,824
                                                                       ---------------         ---------------
   End of period....................................................   $   215,501,918         $   208,170,538
                                                                       ===============         ===============















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the "Manager") at the annual rate of
 .40 of 1% per annum of the Fund's average daily net assets up to $250 million; .35 of 1% per annum of the average daily net assets between $250 million and
$500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

3. Capital Stock

At December 31, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $215,522,528. Transactions in capital stock, all at $1.00 per share, were as follows:

                                               Six Months Ended
                                               December 31, 2000                     Year Ended
                                                  (Unaudited)                       June 30, 2000
                                                   ---------                        -------------
Sold......................................         280,481,788                        695,818,387
Issued on reinvestment of dividends.......             942,969                          1,772,803
Redeemed..................................      (  274,093,377)                    (  678,940,516)
                                                 -------------                      -------------
Net increase (decrease)...................           7,331,380                         18,650,674
                                                 =============                      =============

4. Liabilities

At December 31, 2000, the Fund had the following liabilities:
Accrued management fee....................      $        9,309
Dividends payable.........................             607,407
                                                 -------------
 Total liabilities........................      $      616,716
                                                 =============

5. Sales of Securities

Accumulated undistributed realized losses at December 31, 2000 amounted to $20,610. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2007.
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights.

                                                  Six Months
                                                    Ended                                Year Ended June 30,
                                              December 31, 2000      2000         1999         1998         1997          1996
                                              -----------------    --------     --------     --------     --------      --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.......       $  1.00          $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                                  --------         --------     --------     --------     --------      --------
Income from investment operations:
  Net investment income....................          0.019            0.033        0.029        0.033        0.032         0.033
Less distributions:
  Dividends from net investment income.....       (  0.019)        (  0.033)    (  0.029)    (  0.033)    (  0.032)     (  0.033)
                                                  --------         --------     --------     --------     --------      --------
Net asset value, end of period.............       $  1.00          $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                                  ========         ========     ========     ========     ========      ========
Total Return...............................          1.91%+           3.30%        2.92%        3.31%        3.23%         3.31%
Ratios/Supplemental Data
Net assets, end of period (000)............       $ 215,502        $ 208,171    $ 189,536    $ 192,016    $ 199,050     $ 254,251
Ratios to average net assets:
  Expenses.................................          0.40%*           0.40%        0.40%        0.40%        0.40%         0.40%
  Net investment income....................          3.81%*           3.29%        2.89%        3.26%        3.18%         3.26%


*    Annualized
+    Not annualized















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------















------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020








TEP1200S
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TAX EXEMPT
PROCEEDS
FUND, INC.



















                               Semi-Annual Report
                                December 31, 2000
                                   (Unaudited)



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